Post-retirement benefits - Summary of movement in effect of the asset ceiling (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (1,551)	$ (2,499)
Interest	(58)	(79)	$ (79)
Movement in the effect of the asset ceiling	0	52	(33)
Currency exchange rate (loss)/gain	(20)	91
Ending balance	(1,730)	(1,551)	(2,499)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(680)
Interest	(22)
Currency exchange rate (loss)/gain	(3)
Ending balance	(831)	(680)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(871)
Currency exchange rate (loss)/gain	(17)
Ending balance	(899)	(871)
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0	(111)
Interest	0	(10)
Movement in the effect of the asset ceiling	0	52
Arrangements divested and other transfers	0	57
Currency exchange rate (loss)/gain	0	12
Ending balance	0	0	$ (111)
Effect of asset ceiling [member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Interest	0
Movement in the effect of the asset ceiling	0
Arrangements divested and other transfers	0
Currency exchange rate (loss)/gain	0
Ending balance	$ 0	$ 0